Note 5 - Accrued Liabilities	12 Months Ended
Nov. 30, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued liabilities
	November 30, 2012	November 30, 2011
	$	$

Professional fees	116,179	307,465
Other	108,618	128,689
	224,797	436,154